SCHEDULE OF SUBSIDIARIES OF NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-controlling interest	$ (7,065)	$ (4,798)
Cust2Mate Ltd [member]
IfrsStatementLineItems [Line Items]
Non-controlling interest	(7,065)	(5,167)
AAI [member]
IfrsStatementLineItems [Line Items]
Non-controlling interest		$ 369